NONCONSOLIDATED AFFILIATES - Principal Nonconsolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity in Earnings	$ 187	$ 85	$ 448
HSC group [Member]
Schedule of Equity Method Investments [Line Items]
Equity in Earnings	$ 108	$ 29	$ 389